Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2020
Loss Per Common Share
Schedule of reconciliation of the numerators and denominators for the basic and diluted per common share

			For the period
			from March 13,
			2018 (inception)
	Twelve months ended December 31,		through
	2020	2019	December 31, 2018
Numerator:
Net loss – basic and diluted	$(154,280)	$—	$—
Less: Income attributable to common stock subject to possible redemption	(6,913)	—	—
Net loss available to common shares	$(161,193)	$—	$—

Denominator:
Weighted average number of shares – basic	8,812,791	6,037,500	6,037,500
Warrants	—	—	—
Weighted average number of shares – diluted	8,812,791	6,037,500	6,037,500

Basic and diluted loss available to common shares	$(0.02)	$—	$—